Key Management Remuneration (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2025 GBP (£) shares director	Jun. 30, 2024 GBP (£) shares director	Jun. 30, 2023 GBP (£) director shares
Disclosure of transactions between related parties [line items]
Remuneration paid	£ 978	£ 1,232	£ 1,338
Company contributions to pension scheme	58	58	72
Share-based compensation expense	1,691	2,368	3,755
Total	£ 2,727	£ 3,658	£ 5,165
Number of employees | director	1	1	1
Emoluments of highest paid director
Disclosure of transactions between related parties [line items]
Remuneration paid	£ 512	£ 513	£ 612
Company contributions to pension scheme	32	32	48
Share-based compensation expense	468	1,149	2,135
Total	£ 1,012	£ 1,694	£ 2,795
Number of share options exercised (in shares) | shares	23,618	37,565	56,715
Number of share options granted (in shares) | shares	150,219	95,614	53,762
Gains on share options exercised	£ 1,100	£ 3,000	£ 5,600